FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Warrant $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Warrant
Balance at beginning of period	$ 49,631
Fair value adjustments included in earnings	20,393
Settlements	(70,024)
Balance at end of period	$ 0